Common Stock Options, Restricted Stock Units and Restricted Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Stock Options, Restricted Stock Units and Restricted Stock [Abstract]
Common Stock Options, Restricted Stock Units and Restricted Stock

Note 6 - Common Stock Options, Restricted Stock Units and Restricted Stock

Common Stock Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Omnibus Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. There were no issuances of stock options in the quarter ended June 30, 2026. A summary of option activity under the Company’s Omnibus Plan as of June 30, 2026, and changes during the period then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance outstanding at December 31, 2025	236	$28,842	3.16
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled or expired	(53)	59,264	—
Balance outstanding at June 30, 2026	183	$20,031	3.23
Exercisable at June 30, 2026	183	$20,031	3.23

As of June 30, 2026, there was no aggregate intrinsic value of options outstanding and options exercisable. As of June 30, 2026, there was no unrecognized compensation cost related to stock options.

Restricted Stock Units

On June 11, 2025, the Company granted a total of 161,527 restricted stock units (“RSUs”) under its Omnibus Plan. The fair value per share (closing stock price) was $3.37. The grants included both standard RSUs issued to members of the Board of Directors and performance-based RSUs (“PBRSUs”) issued to employees. The PBRSUs are subject to both service and performance vesting conditions. On March 2, 2026, due to shifting business priorities making the original performance conditions unfeasible, the Board has approved modifying the RSUs to vest fully on the one-year anniversary of the grant date. Due to this, there was change of PRSUs into time-based RSUs with vesting based solely on continued service through June 11, 2026 (the one-year anniversary of the original grant date). As of the modification date, the fair value per share was $3.92, total RSUs of 128,863 were modified and related incremental compensation cost of $70,875. We recognized $114,310 and $373,289 of expense related to RSUs for the three months and six months ended June 30, 2026, respectively.

On January 21, 2026, the Company granted a total of 330,972 RSUs under its Omnibus Plan. The fair value per share (closing stock price) was $4.31. The grants included standard RSUs issued to members of the Board of Directors and employees. During the six months ended June 30, 2026, a total of 75,379 RSUs vested. The company recorded $40,041 of payroll taxes in addition to a receivable of $72,981 as additional paid-in capital.

During the six months ended June 30, 2026, the Company recognized $1,006,888 in stock-based compensation expense related to these RSU grants. This expense is included in total operating expenses in the condensed consolidated statements of operations.

Unrecognized stock-based compensation expense related to these RSUs will be recognized over the remaining vesting period, which is one year for standard RSUs. As of June 30, 2026, the total compensation expense to be recognized in future periods is $792,890 over the next seven months.

Restricted Common Stock

On November 30, 2023, the Company issued 115 shares of restricted common stock (the “Restricted Stock”) of the Company to PatentVest, Inc. (“PatentVest”) pursuant to a Restricted Stock Agreement and Consulting Services Agreement, each with PatentVest, in exchange for certain services related to the Company’s patent portfolio. The fair value of the Restricted Stock was determined to be $200,485 using the market price of the stock on the date of the issuance. The Restricted Stock is subject to a vesting schedule pursuant to the Restricted Stock Agreement and the shares may not be sold, assigned, transferred, pledged, hypothecated, disposed of or otherwise encumbered prior to becoming vested. During the three months ended March 31, 2024, the Company recorded as vested 46 shares valued at $80,000. The Restricted Stock is subject to a vesting schedule pursuant to the Restricted Stock Agreement and the shares may not be sold, assigned, transferred, pledged, hypothecated, disposed of or otherwise encumbered prior to becoming vested. No services were provided by PatentVest, Inc. in the period ended June 30, 2026.

Restricted Stock Awards

During the six months ended June 30, 2026, the Company issued 29,326 restricted stock awards in return for aggregate net proceeds of $101,175.

Note 8 - Common Stock Options, Restricted Stuck Units and Restricted Stock

Common Stock Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Omnibus Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. There were no issuances of stock options in the year ended December 31, 2025. A summary of option activity under the Company’s Omnibus Plan as of December 31, 2025, and changes during the year then ended, is presented below:

			Weighted
			Average
		Weighted	Remaining
	Number of Options	Average Exercise Price	Contractual Term (Years)
Balance outstanding at December 31, 2024	278	$30,628.90	5.35
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Cancelled or expired	(42)	40,669.17	—
Balance outstanding at December 31, 2025	236	$28,842.08	3.16
Exercisable at December 31, 2025	216	$30,862.14	2.80

Restricted Stock Units

On June 11, 2025, the Company granted a total of 161,527 restricted stock units (“RSUs”) under its Omnibus Plan. The fair value per share (closing stock price) was $3.37. The grants included both standard RSUs issued to members of the Board of Directors and performance-based RSUs (“PBRSUs”) issued to employees. The PBRSUs were subject to both service and performance vesting conditions. In March 2026, the Board of Directors modified the terms of the PBRSUs to remove the performance-vesting conditions and to provide that the RSUs would vest in full upon the one-year anniversary of the grant date.

During the year ended December 31, 2025, the Company recognized $186,287 in stock-based compensation expense related to these RSU and PBRSU grants. This expense is included in total operating expenses in the condensed consolidated statements of operations.

Unrecognized stock-based compensation expense related to these RSUs will be recognized over the remaining vesting period, which is one year for standard RSUs and subject to performance conditions for PBRSUs. As of December 31, 2025, the total compensation expense to be recognized in future periods is $309,672 over the next two years.

Restricted Common Stock

On November 30, 2023, the Company issued 115 shares of restricted common stock (the “Restricted Stock”) of the Company to PatentVest, Inc. (“PatentVest”) pursuant to a Restricted Stock Agreement and Consulting Services Agreement, each with PatentVest, in exchange for certain services related to the Company’s patent portfolio. The fair value of the Restricted Stock was determined to be $200,485 using the market price of the stock on the date of the issuance. The Restricted Stock is subject to a vesting schedule pursuant to the Restricted Stock Agreement and the shares may not be sold, assigned, transferred, pledged, hypothecated, disposed of or otherwise encumbered prior to becoming vested. During the year ended December 31, 2025, the Company recorded as vested 46 shares valued at $80,000. The Restricted Stock is subject to a vesting schedule pursuant to the Restricted Stock Agreement and the shares may not be sold, assigned, transferred, pledged, hypothecated, disposed of or otherwise encumbered prior to becoming vested. No services were provided by PatentVest, Inc. in the period ended December 31, 2025.